UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number     811-08037

              AdvisorOne Funds

(Exact name of registrant as specified in charter)

              4020 South 147th Street, Omaha, NE                  68137

(Address of principal executive offices)               (Zip code)

              Gemini Fund Services, LLC., 150 Motor Parkway, Suite 205, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:         402-493-3313

Date of fiscal year end:  4/30

Date of reporting period:4/30/05

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

AdvisorOne Funds

ANNUAL REPORT

April 30, 2005

Distributed by Aquarius Fund Distributors, LLC
Member NASD

AdvisorOne Funds

AdvisorOne Funds Annual Report

Table of Contents

Letter From The Portfolio Management Team	4

Amerigo Fund - Portfolio Summary	6

Clermont Fund - Portfolio Summary	7

Amerigo Fund - Performance Update	8

Clermont Fund - Performance Update	9

Shareholder Expense Example	10

Amerigo Fund - Schedule of Investments	12

Clermont Fund - Schedule of Investments	14

Statements of Assets and Liabilities	16

Statements of Operations	17

Statements of Changes in Net Assets	18

Financial Highlights	20

Notes to Financial Statements	23

Report of Independent Registered Public Accounting Firm	31

Trustees and Officers	32

Additional Information	34

AdvisorOne Funds Annual Report

Letter From The Portfolio Management Team

Dear Shareholders,

We are pleased to provide you with the Annual Report for the AdvisorOne Funds covering the twelve month period that ended on April 30, 2005.

Investment Environment

Equity market performance during the past six months was positive with the Standard and Poors’ 500 Index posting a total return of 3.27 percent. The portfolio management team identified several key themes during this period. Some of the following asset class trends impacted your portfolio allocation.

•     Mid and large capitalization companies outperformed small companies

•     Value consistently outperformed growth across all market capitalization ranges

•     International equities for both emerging and developed markets outperformed the domestic Standard and Poors’ 500 Index

•     The economic recovery became more global in nature

•     The U.S. became more willing to depreciate the U.S. dollar providing a currency benefit to many international markets.

Economic data released more recently has provided some indication that economic growth may be slowing. It is our opinion that investor attention will gradually transition from its current focus on inflation more toward the pace of economic growth. Some moderation in the growth rate of the economy could prove to be positive for both equities and bonds if and when it causes the Federal Open Market Committee (FOMC) to either slow or stop increasing interest rates over the near term.

Portfolio Positioning

Amerigo’s position in the iShares U.S. Transportation index served as a slight drag on portfolio performance during the last six months. However, the Fund benefited from the dominant investment themes mentioned above.  The largest contributors to the Fund’s outperformance for the period were holdings in iShares MSCI Emerging Markets, iShares Russell 1000 Value, iShares MSCI EAFE, SPDR Consumer Staples, iShares Dow Jones U.S. Healthcare and iShares S&P Global 100 Index, Morningstar Mid Cap Core and Morningstar Large Cap Core. In addition, we realized profits in three international holdings and eliminated them from the portfolio. The international securities we eliminated during the period were iShares MSCI Pacific ex Japan, iShares MSCI Japan and iShares MSCI Canada. We also eliminated the fund’s position in the NASDAQ 100 tracking index in January and re-established the position in April.

Clermont was also positioned to take advantage of the key themes mentioned. On the equity side, positions in the iShares Dow Jones Select Dividend Index were reduced given the indexes exposure to utilities and a reduction in the iShares Standard and Poors’ 500 Index. Proceeds were reinvested into Vanguard Mid Cap Vipers, iShares MSCI United Kingdom, Morningstar Mid Cap Core and the iShares S&P 100 Index.  The value tilt of Clermont’s portfolio and its modest international exposure were beneficial to overall fund performance during the period. Another key element to Clermont’s performance was its bond allocations. During the reporting period the portfolio management team increased the Fund’s allocation in U.S. Treasury Bills while reducing its allocation in the iShares Lehman 1- 3 year U.S. Treasury Bond. The trade had a positive impact on the portfolio by reducing interest rate sensitivity and maintaining the same level of income.

AdvisorOne Funds Annual Report

Investment Outlook

We remain positive on equity markets and the potential for them to outperform less risky investments. The intermediate trend of the U.S. equity market remains up, according to our research. Recent declines in interest rates have stabilized economic conditions. World growth has stabilized and inflationary pressures have eased most recently. There are growing signs that the correction in the equity market may be ending. In our opinion, emerging Asia remains attractive.

Sincerely,

The Portfolio Management Team

Amerigo and Clermont are both a fund of funds meaning they invest in underlying mutual funds and exchange traded funds (“Underlying Funds”). In some instances, it may be less expensive for an investor to invest in the Underlying Funds directly. There is also a risk that the investment advisors of those Underlying Funds may make investment decisions detrimental to the performance of the Funds or may be more volatile than investments in other mutual funds. The Funds invest in Underlying Funds as well as equity, bond or derivative securities. There are certain risks associated with these holdings as listed below:

EQUITY SECURITIES: The value will fluctuate in response to stock market movements

BONDS: The value will fluctuate with changes in interest rates

JUNK BONDS: Carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality debt securities

OPTIONS AND/OR FUTURES (Derivative Securities): Are volatile and involve significant risks

FOREIGN SECURITIES: Unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets and a lack of governmental regulation may subject foreign securities to risk.

The S&P 500 Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index.

AdvisorOne Funds Annual Report

Amerigo Fund - Portfolio Summary

Portfolio Composition*

Top 10 Portfolio Holdings*

iShares MSCI Emerging Markets Index Fund	12.52%
iShares Russell 1000 Value Index Fund	11.90%
iShares MSCI EAFE Index Fund	10.44%
iShares Russell Midcap Growth Index Fund	9.08%
SPDR Consumer Staples Select Sector Fund	6.10%
Nasdaq-100 Share Index Tracking Stock	4.95%
iShares Dow Jones US Transportation Index Fund	4.74%
SPDR Trust Series 1	4.42%
Milestone Treasury Obligation Portfolio- Institutional Class	4.11%
Vanguard Value VIPERs	4.09%

*Based on total investment value as of April 30, 2005. Holdings may vary over time.

AdvisorOne Funds Annual Report

Clermont Fund - Portfolio Summary

Portfolio Composition*

Top 10 Portfolio Holdings*

iShares Lehman 1-3 Year Treasury Bond Fund	12.03%
iShares MSCI EAFE Index Fund	11.52%
Goldman Sachs Prime Obligation Fund	8.77%
iShares Dow Jones Select Dividend Index Fund	6.70%
iShares S&P 100 Index Fund	5.67%
iShares Russell 1000 Value Index Fund	5.08%
iShares Morningstar Mid Core Index Fund	4.95%
U.S. Treasury TIP Bond, 3.375%, due 1/15/07	4.70%
iShares Morningstar Large Core Index Fund	4.17%
iShares Russell Midcap Growth Index Fund	3.09%

                                                    *Based on total investment value as of April 30, 2005. Holdings may vary over time.

AdvisorOne Funds Annual Report

Amerigo Fund - Performance Update

Annualized Total Returns as of April 30, 2005

1 Year 5 Year 10 Year Since Inception
Inception Date
Class C Shares[1] 6.02% N/A N/A (3.78)% 7/13/00

Class N Shares[2] 8.16% (2.34)% N/A 5.12% 7/14/97

1 Class C Shares are subject to a CDSC of 1% on shares redeemed within18 months of purchase.

2 Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Amerigo Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

Results represent past performance and do not indicate future returns. The value of an investment in the Funds and the return on investment both will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost. Total return is calculated assuming reinvestment of all dividends. Total returns would have been lower had the Adviser, the Distributor, the Administrator, and Custodian not waived or reimbursed a portion of their fees.  The performance of each class may vary based on differences in loads or fees paid by the shareholders investing in each class.

“S&P 500 Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark.

AdvisorOne Funds Annual Report

Clermont Fund - Performance Update

Annualized Total Returns as of April 30, 2005

1 Year 5 Year 10 Year Since Inception
Inception Date
Class N Shares[1] 4.72% (0.46)% N/A 2.97% 7/14/97

1 Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Clermont Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

Results represent past performance and do not indicate future returns. The value of an investment in the Funds and the return on investment both will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost. Total return is calculated assuming reinvestment of all dividends. Total returns would have been lower had the Adviser, the Distributor, the Administrator, and Custodian not waived or reimbursed a portion of their fees.  The performance of each class may vary based on differences in loads or fees paid by the shareholders investing in each class.

The Lehman Brothers Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). “S&P 500 Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark.

AdvisorOne Funds Annual Report

Shareholder Expense Example (Unaudited)

As a shareholder of the Fund you may incur two types of costs: (1) transaction costs, including contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees) fees; and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses:  The first section of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the applicable number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (10/31/04)	Ending Account Value (4/30/05)	Expense Ratio (Annualized)	Expenses Paid During the Period* (11/1/04 to 4/30/05)
Amerigo Fund
Actual:
Class C	$1,000	$1,041.16	2.15%	$10.88
Class N	1,000	1,045.90	1.15%	5.83
Hypothetical (5% return before expenses):
Class C	$1,000	$1,014.13	2.15%	$10.74
Class N	1,000	1,019.09	1.15%	5.76

AdvisorOne Funds Annual Report (Unaudited)

Shareholder Expense Example (Continued)

	Beginning Account Value (10/31/04)	Ending Account Value (4/30/05)	Expense Ratio (Annualized)	Expenses Paid During the Period* (11/1/04 to 4/30/05)
Clermont Fund
Actual	$1,000	$1,021.72	1.15%	$5.76
Hypothetical (5% return before expenses)	1,000	1,019.09	1.15%	5.76

                                                      *Expenses are equal to the Fund’s annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AdvisorOne Funds Annual Report

Schedule of Investments - Amerigo Fund
April 30, 2005

	Shares	Market Value
Common Stocks-2.03%
Diversified Companies-2.03%
Berkshire Hathaway, Inc- Class A*	83	$ 7,001,050
Total Common Stocks (cost $7,520,267)		7,001,050

Equity Funds-94.67%
Emerging Markets-12.83%
iShares MSCI Emerging Markets Index Fund	221,000	44,259,670

International Equity-17.52%
iShares MSCI EAFE Index Fund	236,000	36,886,800
iShares MSCI Netherlands Index Fund	378,000	6,807,780
iShares MSCI Spain Index Fund	232,000	7,760,400
iShares MSCI United Kingdom Index Fund	275,000	4,925,250
iShares S&P Global 100 Index Fund	68,000	4,058,920
		60,439,150
Large Cap Blend-19.31%
iShares Morningstar Large Core Index Fund	107,000	6,663,960
iShares S&P 100 Index Fund	215,000	11,855,100
iShares S&P 500 Index Fund	94,200	10,898,940
SPDR Consumer Staples Select Sector Fund	947,000	21,572,660
SPDR Trust Series 1	135,000	15,626,250
		66,616,910
Large Cap Growth-5.07%
Nasdaq-100 Index Tracking Stock	500,000	17,495,000

Large Cap Value-16.38%
iShares Russell 1000 Value Index Fund	650,300	42,054,901
Vanguard Value VIPERs	271,000	14,468,690
		56,523,591
Mid Cap Blend-4.94%
iShares Morningstar Mid Core Index Fund	149,000	9,394,450
Vanguard Mid-Cap VIPERs	139,000	7,646,390
		17,040,840
Mid Cap Growth-9.30%
iShares Russell Midcap Growth Index Fund	402,400	32,075,304

AdvisorOne Funds Annual Report

Schedule of Investments - Amerigo Fund (Continued)
April 30, 2005

	Shares	Market Value
Speciality-9.32%
iShares Dow Jones US Healthcare Sector Index Fund	235,000	$ 14,215,150
iShares Dow Jones US Transportation Index Fund	272,000	16,757,920
Vanguard Health Care VIPERs	23,000	1,184,040
		32,157,110

Total Equity Funds (cost $309,203,063)		326,607,575

Money Market Funds- 5.73%
Goldman Sachs Prime Obligations Fund	5,230,766	5,230,766
Milestone Treasury Obligation Portfolio- Institutional Class	14,541,067	14,541,067
Total Money Market Funds (cost $19,771,833)		19,771,833

Total Investments (cost $336,495,163)-102.43%		$ 353,380,458
Other Assets less Liabilities-(2.43)%		(8,385,012)
NET ASSETS-100.00%		$ 344,995,446

*Non-income producing security
EAFE- Europe, Australasia, Far East
MSCI- Morgan Stanley Capital International
SPDR- Standard & Poors' Depositary Receipts
VIPERs - Vanguard Index Participation Equity Receipts

AdvisorOne Funds Annual Report

Schedule of Investments - Clermont Fund
April 30, 2005

	Shares	Market Value
Common Stocks-1.06%
Diversified Companies-1.06%
Berkshire Hathaway, Inc- Class A*	13	$ 1,096,550
Total Common Stocks (cost $1,135,236)		1,096,550

Bond Funds-19.01%
iShares IBOXX Liquid Corporates	16,200	2,664,587
iShares Lehman Aggregate Bond Fund	14,330	1,463,236
iShares Lehman 1-3 Year Treasury Bond Fund	153,000	12,408,300
Van Kampen Senior Income Trust	361,000	3,021,570
Total Bond Funds (cost $19,264,992)		19,557,693

Equity Funds-50.26%
International Equity-13.86%
iShares MSCI EAFE Index Fund	76,000	11,878,800
iShares MSCI United Kingdom Index Fund	86,000	1,540,260
iShares S&P Global 100 Index Fund	14,000	835,660
		14,254,720
Large Cap Blend-10.81%
iShares Morningstar Large Core Index Fund	69,000	4,297,320
iShares S&P 100 Index Fund	106,000	5,844,840
Vanguard Consumer Staples VIPERs	18,000	981,540
		11,123,700
Large Cap Value-5.09%
iShares Russell 1000 Value Index Fund	81,000	5,238,270

Mid Cap Blend-7.75%
iShares Morningstar Mid Core Index Fund	81,000	5,107,050
Vanguard Mid-Cap VIPERs	52,000	2,860,520
		7,967,570
Mid Cap Growth-3.10%
iShares Russell Midcap Growth Index Fund	40,000	3,188,400

Mid Cap Value-6.71%
iShares Dow Jones Select Dividend Index Fund	116,000	6,907,800

Speciality-2.94%
iShares Dow Jones US Healthcare Sector Index Fund	50,000	3,024,500
Total Equity Funds (cost $48,139,085)		51,704,960
AdvisorOne Funds Annual Report

Schedule of Investments - Clermont Fund (Continued)
April 30, 2005

	Principal	Market Value
U.S. Treasury Bonds-5.21%
U.S. Treasury TIP Bond, 3.375%, due 1/15/07	$ 4,623,575	$ 4,852,405
U.S. Treasury TIP Bond, 3.625%, due 1/15/08	474,796	510,684
Total U.S. Treasury Bonds (cost $5,546,440)		5,363,089

U.S. Treasury Bills-13.47%
Due 5/5/05	3,000,000	2,998,973
Due 9/8/05	2,200,000	2,176,379
Due 9/29/05	2,200,000	2,171,847
Due 10/6/05	2,200,000	2,170,795
Due 10/13/05	2,200,000	2,169,423
Due 10/20/05	2,200,000	2,168,209
Total U.S. Treasury Bills (cost $13,855,626)		13,855,626

Money Market Funds-11.24%	Shares
Goldman Sachs Prime Obligation Fund	9,045,967	9,045,967
Milestone Treasury Obligation Portfolio- Institutional Class	2,518,583	2,518,583
Total Money Market Funds (cost $11,564,550)		11,564,550

Total Investments (cost $99,505,929)-100.25%		$ 103,142,468
Other Assets less Liabilities-(0.25)%		(258,512)
NET ASSETS-100.00%		$ 102,883,956

* Non-income producing security
EAFE- Europe, Australasia, Far East
MSCI- Morgan Stanley Capital International
SPDR- Standard & Poors' Depository Receipts
TIP- Treasury Inflation Protected
VIPERs - Vanguard Index Participation Equity Receipts

AdvisorOne Funds Annual Report

Statements of Assets and Liabilities
April 30, 2005

	Amerigo	Clermont
Assets:	Fund	Fund
Investments, at cost	$ 336,495,163	$ 99,505,929
Investments in securities, at value (a)	$ 333,608,625	$ 77,722,292
Short term investments (a)	19,771,833	25,420,176
Interest and dividends receivable	31,945	63,134
Receivable for fund shares sold	1,102,688	822,593
Prepaid expenses and other assets	72,952	35,466
Total Assets	354,588,043	104,063,661

Liabilities:
Payable for securities purchased	8,832,559	983,268
Payable for fund shares redeemed	416,806	70,207
Payable for distribution fees (b)	5,916	-
Payable to adviser (b)	269,354	70,793
Accrued expenses and other liabilities	67,962	55,437
Total Liabilities	9,592,597	1,179,705
Net Assets	$ 344,995,446	$ 102,883,956

Net Assets:
Paid in capital	$ 325,257,821	$ 98,252,537
Undistributed net investment income	1,212,768	575,749
Accumulated net realized gain on investments	1,639,562	419,131
Net unrealized appreciation on investments	16,885,295	3,636,539
Net Assets	$ 344,995,446	$ 102,883,956

Class C Shares:
Net assets	$ 7,066,722	$ -
Net asset value and offering price per share
(based on shares of beneficial interest outstanding)*	$ 12.65	$ -
Total shares outstanding at end of year	558,653	-

Class N Shares:
Net assets	$ 337,928,724	$ 102,883,956
Net asset value and offering price per share
(based on shares of beneficial interest outstanding)	$ 12.97	$ 10.33
Total shares outstanding at end of year	26,059,213	9,963,198

* Redemption price is equal to net asset value less any applicable contingent deferred sales charge.
(a) Refer to Note 2 in the Notes to Financial Statements at the back of this report.
(b) Refer to Note 3 in the Notes to Financial Statements at the back of this report.

AdvisorOne Funds Annual Report

Statements of Operations
Year Ended April 30, 2005

	Amerigo	Clermont
	Fund	Fund
Investment Income:
Interest income	$ 225,854	$ 554,555
Dividend income	3,966,450	1,481,829
Total investment income	4,192,304	2,036,384

Expenses:
Investment advisory fee (a)	2,481,134	812,402
Administration fees (a)	234,764	90,493
Accounting fees (a)	85,847	44,886
Distribution fees - Class C Shares (a)	67,961	-
Transfer agent fees (a)	63,499	43,501
Professional fees	46,559	22,393
Registration & filing fees	38,000	23,999
Custodian fees	32,559	11,673
Insurance	15,750	7,001
Printing & postage expense	13,001	6,500
Trustees' fees	4,000	4,000
Miscellaneous expenses	3,000	2,000
Total expenses before waivers	3,086,074	1,068,848
Expenses waived (a)	(160,853)	(133,083)
Net Expenses	2,925,221	935,765
Net Investment Income	1,267,083	1,100,619

Net Realized and Unrealized Gain
on Investments:
Net realized gain (loss) on:
Investments	8,318,345	606,104
Option contracts written	-	(4,216)
Total net realized gain	8,318,345	601,888
Net change in unrealized appreciation
on investments	7,016,981	1,839,693
Net Realized and Unrealized Gain on Investments	15,335,326	2,441,581
Net Increase in Net Assets Resulting from
Operations	$ 16,602,409	$ 3,542,200

(a) Refer to Note 3 in the Notes to Financial Statements at the back of this report.

AdvisorOne Funds Annual Report

Statements of Changes in Net Assets
Amerigo Fund

	For the	For the
	Year Ended	Year Ended
	April 30, 2005	April 30, 2004
Increase in Net Assets:

From Operations:
Net investment income	$ 1,267,083	$ 153,911
Net realized gain on investments	8,318,345	5,089,443
Net change in unrealized appreciation
on investments	7,016,981	9,836,592
Net increase in net assets resulting from operations	16,602,409	15,079,946
From Distributions to Shareholders:
From Investment Income:
Class N	(208,226)	-
Total Dividends and Distributions to Shareholders	(208,226)	-
From Fund Share Transactions (a)	158,578,323	108,899,740
Total Increase in Net Assets	174,972,506	123,979,686

Net Assets:
Beginning of year	170,022,940	46,043,254
End of year	$ 344,995,446	$ 170,022,940
Undistributed net investment income at end of year	$ 1,212,768	$ 153,911

(a) Refer to Note 6 in the Notes to Financial Statements at the back of this report.

AdvisorOne Funds Annual Report

Statements of Changes in Net Assets
Clermont Fund

	For the	For the
	Year Ended	Year Ended
	April 30, 2005	April 30, 2004
Increase in Net Assets:

From Operations:
Net investment income	$ 1,100,619	$ 1,016,924
Net realized gain on investments	601,888	3,457,095
Net change in unrealized appreciation on
investments	1,839,693	1,051,256
Net increase in net assets resulting from operations	3,542,200	5,525,275
From Distributions to Shareholders:
From Net Realized Gains:
Class N	(488,267)
From Investment Income:
Class N	(1,115,446)	(717,796)
Total Dividends and Distributions to Shareholders	(1,603,713)	(717,796)
From Fund Share Transactions (a)	43,515,106	17,868,042
Total Increase in Net Assets	45,453,593	22,675,521

Net Assets:
Beginning of year	57,430,363	34,754,842
End of year	$ 102,883,956	$ 57,430,363
Undistributed net investment income at end of year	$ 575,749	$ 590,576

(a) Refer to Note 6 in the Notes to Financial Statements at the back of this report.

AdvisorOne Funds Annual Report

Financial Highlights
Amerigo Fund

Selected data based on a share outstanding throughout each period indicated.

	Class C Shares

	Fiscal Years Ending April 30,				Period Ended
	2005(b)	2004 (b)	2003 (b)	2002 (b)	April 30, 2001 (a)

Net asset value, beginning of period	$ 11.82	$ 9.47	$ 11.27	$ 13.07	$ 16.91

Income (loss) from investment operations:
Net investment loss	(0.07)	(0.09)	(0.10)	(0.18)	(0.02)
Net realized and unrealized gain (loss) on
investments	0.90	2.44	(1.70)	(0.95)	(3.12)
Total income (loss) from investment operations	0.83	2.35	(1.80)	(1.13)	(3.14)

Less distributions from net investment income	-	-	-	(0.12)	(0.04)
Less distributions from net realized gains	-	-	-	(0.55)	(0.66)
Total distributions from net investment
income and net realized gains	-	-	-	(0.67)	(0.70)

Net asset value, end of period	$ 12.65	$ 11.82	$ 9.47	$ 11.27	$ 13.07

Total return (c)	7.02%	24.82%	(15.97)%	(8.66)%	(18.95)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 7,067	$ 6,375	$ 4,741	$ 4,136	$ 2,878
Ratio of expenses to average net assets (d)	2.15%	2.15%	2.15%	2.33%	2.15%
Ratio of expenses to average net assets
before waivers and reimbursements (d)	2.22%	2.36%	2.63%	2.87%	3.57%
Ratio of net investment income (loss) to
average net assets (d)	(0.57)%	(0.79)%	(1.01)%	(1.55)%	0.76%
Portfolio turnover rate	57%	55%	107%	46%	10%

(a) The commencement of this class was July 13, 2000.
(b) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(d) Annualized for periods less than one year.

AdvisorOne Funds Annual Report

Financial Highlights
Amerigo Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares

	Fiscal Years Ending April 30,
	2005 (a)	2004 (a)	2003 (a)		2002 (a)	2001

Net asset value, beginning of year	$ 12.00	$ 9.52	$ 11.22		$ 12.97	$ 16.36

Income (loss) from investment operations:
Net investment income (loss)	0.07	0.02	(0.00)	(b)	(0.07)	0.07
Net realized and unrealized gain (loss) on
investments	0.91	2.46	(1.70)		(0.94)	(2.73)
Total income (loss) from investment operations	0.98	2.48	(1.70)		(1.01)	(2.66)

Less distributions from net investment income	(0.01)	-	-		(0.19)	(0.07)
Less distributions from net realized gains	-	-	-		(0.55)	(0.66)
Total distributions from net investment
income and net realized gains	(0.01)	-	-		(0.74)	(0.73)

Net asset value, end of year	$ 12.97	$ 12.00	$ 9.52		$ 11.22	$ 12.97

Total return (c)	8.16%	26.05%	(15.15)%		(7.79)%	(16.71)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 337,929	$163,648	$ 41,303		$ 35,368	$ 36,170
Ratio of expenses to average net assets	1.15%	1.15%	1.15%		1.33%	1.15%
Ratio of expenses to average net assets
before waivers and reimbursements	1.22%	1.36%	1.63%		1.88%	1.71%
Ratio of net investment income (loss) to
average net assets	0.54%	0.21%	(0.01)%		(0.55)%	0.32%
Portfolio turnover rate	57%	55%	107%		46%	10%

(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Amount represents less than $0.01 per share.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.

AdvisorOne Funds Annual Report

Financial Highlights
Clermont Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares

	Fiscal Years Ending April 30,
	2005 (a)	2004 (a)	2003 (a)	2002 (a)	2001

Net asset value, beginning of year	$ 10.04	$ 8.93	$ 9.94	$ 10.81	$ 12.17

Income (loss) from investment operations:
Net investment income	0.14	0.22	0.12	0.12	0.18
Net realized and unrealized gain (loss) on
investments	0.34	1.04	(1.07)	(0.55)	(0.87)
Total income (loss) from investment operations	0.48	1.26	(0.95)	(0.43)	(0.69)

Less distributions from net investment income	(0.13)	(0.15)	(0.06)	(0.15)	(0.39)
Less distributions from net realized gains	(0.06)	-	-	(0.29)	(0.28)
Total distributions from net investment
income and net realized gains	(0.19)	(0.15)	(0.06)	(0.44)	(0.67)

Net asset value, end of year	$ 10.33	$ 10.04	$ 8.93	$ 9.94	$ 10.81

Total return (b)	4.72%	14.11%	(9.58)%	(3.92)%	(5.87)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 102,884	$ 57,430	$ 34,755	$ 14,440	$ 11,668
Ratio of expenses to average net assets	1.15%	1.15%	1.15%	1.33%	1.15%
Ratio of expenses to average net assets
before waivers and reimbursements	1.32%	1.51%	1.77%	3.55%	2.85%
Ratio of net investment income (loss) to
average net assets	1.35%	2.26%	1.21%	1.22%	1.62%
Portfolio turnover rate	36%	97%	105%	60%	9%

(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.

AdvisorOne Funds Annual Report

Notes to Financial Statements

April 3 0 , 200 5

1.     Organization

AdvisorOne Funds (the “Trust” or the “Funds”) was organized as a Delaware Business Trust in December 1996 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Amerigo Fund and the Clermont Fund (collectively the “Funds” and each individually a “Fund”) are both a series of the Trust ..   The Funds operate as diversified investment companies.

  Fund                                            Primary Objective

Amerigo Fund	Long-term growth of capital without regard to current income
Clermont Fund	Combination of current income and growth of capital

The Funds offer the following classes of shares:

   Class                                           Funds Offering Class

Class C	Amerigo Fund only
Class N	Amerigo Fund and Clermont Fund

Class C Shares are offered subject to a 1.00% contingent deferred sales charge applied to redemptions occurring within eighteen months of purchase. Class N Shares are offered at net asset value.

2.     Summary of Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

Security Valuation and Transactions

U.S. equity securities, primarily exchange traded funds, are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.   NASDAQ traded securities are valued using the NASDAQ official closing price (NOCP).  In the absence of a last sale price, securities are valued using the last available bid price.   U.S. long-term debt obligations are valued at the mean between quoted bid and asked prices for such securities or, if such prices are not available, at prices of securities with comparable maturity, quality and type.   Money market funds are valued at original cost which approximates fair value.

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 3 0 , 200 5

Foreign securities are valued on the basis of market quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.

Securities for which current market quotations are not readily available of for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  As of April 30, 2005, there were no securities requiring a fair value determination by or under the direction of the Board.

Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Valuation of Fund of Funds

The Amerigo Fund and the Clermont Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the underlying funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Option Contracts

Each Fund may enter into options contracts.  An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time.  Certain options, including options on indices, will require cash settlement by the Fund if the option is exercised.

Premiums paid when put or call options are purchased by the Fund, represent investments, which are marked-to-market daily.  When a purchase option expires, the Fund will realize a loss in the amount of the premium paid.  When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option.  When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid.  When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

Each Fund may write covered call options.  This means that the Fund will own the security subject to the option or an option to purchase the same underlying security, having an exercise price equal to or less then the exercise price of the covered option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. government securities or other liquid securities having a value equal to the fluctuating market value of the securities on which the Fund holds a covered call position.

When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily.  When a written option expires, the Fund realizes a gain equal to the amount of the premium received.  When the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated.  When a written call option is exercised the proceeds of the security sold will be increased by the premium originally received.

The liability representing a Fund’s obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the last available bid price.

The Fund enters into options for hedging purposes.  The risk associated with purchasing options is limited to the premium originally paid.  The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price.

Foreign Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes

It is each Fund's policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 3 0 , 200 5

Investment Income

Corporate actions (including cash dividends) are recorded on the ex-dividend date.  Interest income is recorded on the accrual basis.

Expenses

Expenses of the Trust that are directly identifiable to a specific Fund, are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds.  Each Fund’s income, expenses (other than the class specific distribution fees) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

Distributions to Shareholders

Income will normally be declared and distributed annually for each of the Funds.  The Funds declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.  These differences are primarily due to the treatment of wash sale losses.

3.     Fees and Compensation Paid to Affiliates and Other Parties

Advisory Fees

The Amerigo Fund and the Clermont Fund have entered into an Investment Advisory Agreement with CLS Investment Firm, LLC (the “Adviser”, formerly Clarke Lanzen Skalla Investment Firm, LLC), a subsidiary of NorthStar Financial Services Group, LLC.  As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, the Funds will pay the Adviser a fee accrued daily and paid monthly, at the annualized rate of 1.00% of net assets.

The Adviser has agreed to waive or limit its fees and to pay certain operating expenses to the extent necessary to limit total fund operating expenses for the Amerigo Fund and Clermont Fund, net of waivers and custodial credits.  The annualized rates are as follows:

Expense Limitation
Class C (Amerigo Only)	2.15%
Class N	1.15%

The waivers for the Adviser’s fees for the year ended April 30, 2005 amounted to $160,853 and $133,083 for Amerigo Fund and Clermont Fund, respectively.

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 3 0 , 200 5

Administration, Fund Accounting , Transfer Agent and Custody Administration Fees

Gemini Fund Services, LLC (the “Administrator”), an affiliate of the Adviser, serves as the administrator, fund accountant, transfer agent and custody administrator of the Trust. The Administration agreement provides that the Administrator may retain Sub-Administrators for the purpose of providing such services to one or more Funds of the Trust.  For providing administration services to the Fund, the Administrator receives from each fund a monthly fee at an annual rate of 0.10% of the first $100 million of the Fund’s average daily net assets, and at reduced rates thereafter, subject to certain minimum requirements. For providing fund accounting services, the Administrator receives from each Fund a monthly fee of $2,000 plus a basis point fee calculated on the Fund’s average daily net assets exceeding $25 million, plus out-of-pocket expenses.  For providing transfer agent services, the Administrator receives from each Fund a minimum monthly or per account fee plus certain transaction fees, which are allocated by shareholder accounts.  For providing custody administration services, the Administrator receives from each Fund a monthly fee calculated at an annual rate of .0075% for the first $100 million of the Trust’s average daily portfolio market value, and at reduced rates thereafter.

Distributor

The distributor of the Funds is Aquarius Fund Distributors, LLC. ( the “Distributor”), an affiliate of the Adviser. The Trust has adopted Distribution Plans and Agreements pursuant to Rule 12b-l under the 1940 Act.  The Plans and Agreements provide for the payment of a distribution fee to the Distributor at an annualized rate of 0.75% of the average daily net assets attributable to Class C shares.  The Plans and Agreements for Class C shares also provide for the payment of a shareholder service fee at an annualized rate of 0.25% of the average daily net assets attributable to the Class C shares.  Class N shares do not pay any 12b-1 distribution or shareholder service fees.

Trustees Fees

The Funds pay no compensation to their Trustees who are employees of the Adviser or its affiliates ..  Trustees who are not Adviser employees receive a fee of $1,500 for each regular and special meeting of the Board that the Trustee attends in person, or $750 for each regular or special meeting that the Trustee attends via teleconference.  At a meeting of the Board of Trustees held on September 23, 2004, the Board approved the following Trustee compensation schedule, to take effect immediately: Each Trustee will receive $3,000 for each regular board meeting attended in-person; a minimum of $1,000 for each special board meeting attended in-person, or $200 per Fund participating in the special meeting, whichever is greater;  $750 for all telephonic board meetings; $500 for in-person committee meetings and $250 for telephonic committee meetings, unless the committee meeting is on the same day as a board meeting, in which case it will not be compensated. The Trust also reimburses each such Trustee for travel and other expenses incurred in attending meetings of the Board.

4.     Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at April 30, 2005, were as follows:

	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Amerigo Fund	$336,534,621	$21,441,286	$(4,595,449)	$16,845,837
Clermont Fund	99,522,083	4,537,688	(917,303)	3,620,385

5.     Investment Transactions

The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the year ended April 3 0 , 200 5, were as follows:

	Purchases	Sales
Amerigo Fund	$296,969,755	$135,607,999
Clermont Fund	48,225,212	25,229,706

For the year ended April 30, 2005, the options written for the Clermont Fund were as follows:

	Number of Contracts	Premiums Received
Options outstanding at April 30, 200 4	20	$ 6,342
Options terminated in closing purchase transactions	(20)	(6,342)
Options outstanding at April 30, 2005	0	$ 0

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 3 0 , 200 5

6.     Shareholders’ Transactions

At April 30, 2005, the Funds had an unlimited number of shares authorized with no par value.

Following is a summary of shareholder transactions for each Fund:

	Year Ended April 30, 2005		Year Ended April 30, 2004
Amerigo Fund	Shares	Dollars	Shares	Dollars

Class C Shares:
Shares sold	112,021	$ 1,389,164	160,776	$1,845,982
Shares issued to shareholders in reinvestment	-	-	-	-
Shares redeemed	(92,807)	(1,125,166)	(122,177)	(1,319,293)
Net increase	19,214	$ 263,998	38,599	$ 526,689

Class N Shares:
Shares sold	16,129,378	$204,793,037	10,642,162	$123,587,295
Shares issued to shareholders in reinvestment	13,957	188,284	-	-
Shares redeemed	(3,718,715)	(46,666,996)	(1,346,999)	(15,214,244)
Net increase	12,424,620	$158,314,325	9,295,163	$108,373,051

	Year Ended April 30, 2005		Year Ended April 30, 2004
Clermont Fund	Shares	Dollars	Shares	Dollars

Class N Shares:
Shares sold	6,954,521	$71,552,600	5,072,004	$49,450,099
Shares issued to shareholders in reinvestment	120,754	1,271,538	65,084	653,439
Shares redeemed	(2,830,346)	(29,309,032)	(3,312,535)	(32,235,496)
Net increase	4,244,929	$43,515,106	1,824,553	$17,868,042

7.    Distributions to Shareholders, Tax Components of Capital and Other

The tax character of distributions paid during the fiscal years ended April 30, 2005, and April 30, 2004 were as follows:

2005	Ordinary Income	Long-Term Capital Gains
Amerigo Fund	$ 208,226	$ -
Clermont Fund	$1,115,446	$488,267

2004	Ordinary Income
Clermont Fund	$717,796

As of April 30, 2005, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gains	Unrealized A ppreciation
Amerigo Fund	$1,212,768	$1,679,019	$16,845,837
Clermont Fund	780,494	232,313	3,620,385

AdvisorOne Funds Annual Report

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees

AdvisorOne Funds

We have audited the accompanying statements of assets and liabilities of The Amerigo Fund and The Clermont (each a series of AdvisorOne Funds), including the schedules of investments, as of April 30, 2005, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended April 30, 2002 have been audited by other auditors, whose report dated June 26, 2002 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board of the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2005, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Amerigo Fund and the Clermont Fund as of April 30, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Tait, Weller & Baker

Philadelphia, Pennsylvania

June 3, 2005

Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years, are shown below.  Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Omaha, Nebraska 68137.

Name, Age and Address	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years and Current Directorships

INTERESTED TRUSTEES
Michael Miola (52)	Chairman of the Board	Elected by Shareholders on May 7, 2003

Chief Executive Officer and Manager of Gemini Fund Services, LLC; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Orion Advisor Services, LLC, CLS Investment Firm, LLC; GemCom, LLC and Fund Compliance Services, LLC; Director of Constellation Trust Company; Private Investor & Businessman; Founder and President of American Data Services, Inc. (1983-2001). Current Directorships:  Northern Lights Fund Trust; Merit Advisors Investment Trust; Merit Advisors Investment Trust II.

NON-INTERESTED TRUSTEES
L. Merill Bryan, Jr. (60) Gary Lanzen (50) Anthony J. Hertl (55)	Trustee Trustee Trustee	Elected by Shareholders on May 7, 2003 Elected by Shareholders on May 7, 2003 Elected by Shareholders on December 17, 2004

Retired; formerly Senior Vice President & Chief Information Officer of Union Pacific Corporation. Current Directorships:  Northern Lights Fund Trust;  Merit Advisors Investment Trust; Merit Advisors Investment Trust II.

President, Orizon Investment Counsel, LLC; Partner, Orizon Group, Inc.  Current Directorships:  Northern Lights Fund Trust; Merit Advisors Investment Trust; Merit Advisors Investment Trust II.

Consultant to small and emerging businesses since 2000;  Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, New York where he served in this capacity for four years.

Mr. Hertl also held various senior management positions at Prudential Securities, including Chief Financial Officer- Specialty Finance Group, Director of Global Taxation and Capital Markets Comptroller.  Mr. Hertl is also a CPA.  Current Directorships:  Northern Lights Fund Trust; Satuit Capital Management Trust; Merit Advisors Investment Trust; Merit Advisors Investment Trust II.

Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years, are shown below.  Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Omaha, Nebraska 68137.

Name, Age and Address	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years and Current Directorships

OFFICERS

W. Patrick Clarke (59)

Michael Wagner (54)

150 Motor Parkway

Hauppauge, NY 11788

Brian Nielson (32)

Colleen T. McCoy (50)

161 Canterbury Road

Rochester, NY 14607

Andrew Rogers (35)

150 Motor Parkway

Hauppauge, NY 11788

	President Treasurer Secretary Chief Compliance Officer Assistant Treasurer	Appointed February 3, 2003 Appointed May 9, 2003 Appointed February 3, 2003 Appointed October 1, 2004 Appointed May 9, 2003

Chief Executive Officer and Manager of CLS Investment Firm, LLC; President of the Trust; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Orion Advisor Services, LLC, Gemini Fund Services, LLC, Aquarius Fund Distributors, LLC; GemCom, LLC,  Fund Compliance Services, LLC, and Forum Financial Consultants, LLC. Director of Constellation Trust Company.

President and Manager, Gemini Fund Services, LLC; Chief Operating Officer and Manager of Fund Compliance Services, LLC and GemCom, LLC. Director of Constellation Trust Company.

Secretary and Chief Legal Officer of the Trust; General Counsel for NorthStar Financial Services Group, LLC; Secretary and General Counsel for CLS Investment Firm, LLC, Orion Advisor Services, LLC, and Aquarius Fund Distributors, LLC. Director of Constellation Trust Company.

Founder and consultant of Canterbury Group LLC (mutual fund consulting) since 2001; Chief Compliance Officer for a number of other mutual fund groups since 2004; Vice President & Business Manager (Global Funds Administration) with JPMorgan Chase (1988-2001).

Senior Vice President and Director of Fund Administration, Gemini Fund Services, LLC (2001-2003); President, Fund Compliance Services, LLC and GemCom LLC; Vice President, JP Morgan Chase & Co. (1998-2001).

Additional Information (Unaudited)

Factors Considered by the Independent Trustees in Approving Continuation of the Investment Advisory Agreement

At a meeting (the “Meeting”) of the Board of Trustees (the “Board”) held on March 24, 2005, the Board, including a majority of the Trust’s disinterested Trustees (the “Independent Trustees”), as that item is defined in the Investment Company Act of 1940, approved the continuance of the investment advisory agreement (the “Agreement”) between the Adviser and the Funds.

The Adviser provided the Board with written materials concerning: (a) the quality of the Adviser’s investment management and other services; (b) the Adviser’s investment management personnel; (c) the Adviser’s operations and financial condition; (d) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that the Adviser charges each Fund compared with the fees it charges to comparable mutual funds or accounts (if any); (f) each Fund’s overall fees and operating expenses compared with similar mutual funds; (g) the level of the Adviser’s profitability from its Fund-related operations; (h) the Adviser’s compliance systems; (i) the Adviser’s policies and procedures for personal securities transactions; (j) the Adviser’s reputation, expertise and resources in domestic financial markets; and (k) each Fund’s performance compared with similar mutual funds.  The Board also received an oral presentation concerning the above-referenced items.

With respect to overall fees and operating expenses of the Funds compared to similar mutual funds, the Board reviewed statistical information as provided by Lipper Analytical, Inc. (“Lipper”).  The Board noted that the Funds’ total net expenses compared favorably to other funds within the their peer group.  With respect to profitability, the Adviser reported that they continue to waive fees and reimburse expenses of the Funds in order to maintain the expense limitation.  The Adviser discussed its profitability with respect to the Funds to the satisfaction of the Board and discussed its plan for future growth of the Funds.

The Board received satisfactory responses from the Adviser with respect to a series of important questions, including: (a) whether the Adviser or any of its affiliates were involved in any lawsuits or whether there were any pending regulatory actions to which the Adviser or its affiliates was a party; (b) whether the Adviser manages other mutual funds, hedge funds and/or separate accounts; (c) the length of time that the Adviser has served as a manager of an open-end mutual fund; (d) whether the Adviser has procedures in place to adequately allocate trades among its respective clients; and (e) whether the Adviser has approved a Chief Compliance Officer and adopted a Compliance Program pursuant to Rule 206(4)-7 of the Investment Advisers Act of 1940.

 The Independent Trustees met in executive session and considered:  (a) the nature, extent and quality of services to be provided by the Adviser under the Agreement; (b) the investment performance of each Fund and the Adviser; (c) the cost of services to be provided and the profits to be realized by the Adviser and its affiliates, (d) the extent to which the Adviser realizes economies of scale as each Fund grows; and (e) whether the fee levels reflect these economies of scale for the benefit of investors.

During the Board’s deliberations, it was noted that they did not identify any single piece of information that was all-important or controlling. Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously concluded that: (a) the terms of the Agreement are fair and reasonable; (b) the Adviser’s fees are reasonable in light of the services that it provides to each Fund; (c) the Agreement is in the best interest of each Fund and its shareholders; and (d) the Agreement be renewed for another year.

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2004, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies, is available without charge, upon request, by calling 1-866-811-0225 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.   The Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-811-0225.

Item 2. Code of Ethics.

(a)         As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)         For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)         Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)         Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)         Compliance with applicable governmental laws, rules, and regulations;

(4)         The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)         Accountability for adherence to the code.

(c)         Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)         Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)         The Registrant’s board of trustees has determined that Anthony Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Hertl is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)         Audit Fees

              FY 2005                         $ 24,000

              FY 2004                         $ 23,000

(b)         Audit-Related Fees

              FY 2005                         $ 0

              FY 2004                         $ 0

              Nature of the fees:

(c)         Tax Fees

              FY 2005                         $ 5,000

              FY 2004                         $ 5,000

              Nature of the fees:         Preparation of federal and state tax returns and review of annual dividend calculations.

(d)         All Other Fees

                                                     Registrant          Adviser

              FY 2005                         $ 0                     $ 0

              FY 2004                         $ 0                     $ 0

              Nature of the fees:

(e)         (1)         Audit Committee’s Pre-Approval Policies

                            The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee is also required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant to the extent that the services are determined to have a direct impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the audit committee.

(2)         Percentages of 2005 Services Approved by the Audit Committee

                                                           Registrant          Adviser

Audit-Related Fees:        N/A  %              N/A  %

Tax Fees:                       N/A  %              N/A  %

All Other Fees:               N/A %               N/A  %

(f)          During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)         The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                                                     Registrant                                                 Adviser

              FY 2005                         $ 5,000                                                     $ None

              FY 2004                         $ 5,000                                                     $ None

(h)         Not applicable.  All non-audit services to the registrant were pre-approved by the Audit Committee for FY 2005.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)         Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR,  the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)         There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)    Code of Ethics filed herewith.

(a)(2)    Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3)    Not applicable.

(b)         Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By (Signature and Title)

*/s/ W. Patrick Clarke

       W. Patrick Clarke, President

Date      7/8/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ W. Patrick Clarke

        W. Patrick Clarke, President

Date    7/8/2005

By (Signature and Title)

*/s/ Michael J. Wagner

       Michael J. Wagner, Treasurer

Date     7/11/2005